Significant accounting policies - Summary of expected credit loss models relies on macroeconomic variables (Detail)	Dec. 31, 2025	Dec. 31, 2024
Real Gross Domestic Product [Member]
Disclosure of Expected Credit Loss Models Relies on Macroeconomic Variables [Line Items]
Expected credit loss rate
Average Real Formal Salary [Member]
Disclosure of Expected Credit Loss Models Relies on Macroeconomic Variables [Line Items]
Expected credit loss rate
Average Real Informal Salary [Member]
Disclosure of Expected Credit Loss Models Relies on Macroeconomic Variables [Line Items]
Expected credit loss rate
Real Disposable Income Per Capita [Member]
Disclosure of Expected Credit Loss Models Relies on Macroeconomic Variables [Line Items]
Expected credit loss rate
Unemployment Rate [Member]
Disclosure of Expected Credit Loss Models Relies on Macroeconomic Variables [Line Items]
Expected credit loss rate
Private Formal Employment [Member]
Disclosure of Expected Credit Loss Models Relies on Macroeconomic Variables [Line Items]
Expected credit loss rate